GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Apr. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Multiemployer Plan [Line Items]
Accumulated deficit	$ 171,607,773	$ 167,387,028		$ 151,750,610
Investment retained after disposal, ownership interest after disposal	20.00%	20.00%
Investment amount	$ 165,000	$ 165,000
Foundation Sports Systems LLC [Member]
Multiemployer Plan [Line Items]
Investment retained after disposal, ownership interest after disposal	25.00%	25.00%
Investment amount		$ 0	$ 0
Play Sight [Member] | Foundation Sports Systems LLC [Member]
Multiemployer Plan [Line Items]
Discontinuing operations percentage					75.00%	75.00%